Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Contract liabilities (in Yuan Renminbi)	¥ 3,023,995
Net loss (in Yuan Renminbi)	(13,525,763)	$ (1,993,440)	¥ (8,533,557)
Accumulated deficit (in Yuan Renminbi)	(354,599,377)			$ (47,743,918)	¥ (341,073,614)
Cash used in operating activities (in Yuan Renminbi)	(20,914,522)	$ (3,082,407)	(13,153,333)
Cash and cash equivalents (in Yuan Renminbi)	¥ 17,728,773
Statutory surplus rate	10.00%	10.00%
Registered capital	50.00%	50.00%
General reserve fund after tax profits percentage	10.00%	10.00%
General reserve fund	50.00%	50.00%
Statutory reserves (in Yuan Renminbi)	¥ 23,573,981		23,557,710	$ 3,318,034	¥ 23,573,981
Working capital	¥ 81,771,254
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	6.8751			6.8751
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	1			1
Customer Concentration Risk [Member] | One Customer [Member] | Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Net loss (in Yuan Renminbi)			¥ 8,900,095
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	32.00%	32.00%	34.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	78.00%	78.00%	52.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Net loss (in Yuan Renminbi)			¥ 13,567,087
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	13.00%	13.00%	23.00%
Customer Concentration Risk [Member] | Three Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	2.00%	2.00%	15.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	100.00%	100.00%	45.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	79.00%	79.00%	41.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Short-Term Prepayments [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	39.00%	39.00%	67.00%
Two Supplier [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	31.00%	31.00%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			25.00%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Short-Term Prepayments [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			33.00%
Three Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			14.00%
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable (in Yuan Renminbi)	¥ 39,555,891